Intangible Assets, Net	12 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 8 – INTANGIBLE ASSETS, NET

As of June 30, 2020, intangible assets, net consisted of the following:

	As of June 30,
	2020	2019
Customer contracts	$658,224	$677,767
Customer relationship	896,572	-
Software	63,884	-
Less: accumulated amortization	(474,101)	(249,998)
Intangible assets, net	$1,144,579	$427,769

Customer contracts were derived from the acquisitions of Judge China during the year ended June 30, 2017 and Infogain during the year ended June 30, 2019, and the customer relationship was derived from the acquisition of Ridik Pte. during the year ended June 30, 2020 with an estimated useful life of 10, 3 and 10 years, respectively (Note 3).

The movement of intangible assets, net is as follow:

For the year ended June 30, 2020
Balance as of July 1, 2019	$427,769
Addition	940,913
Amortization	(232,871)
Foreign currency translation adjustment	8,768
Balance as of June 30, 2020	$1,144,579

The amortization expenses were $232,871, $164,351 and $53,827 for the years ended June 30, 2020, 2019 and 2018. Estimated future amortization expenses are as follows:

Year ending June 30,	Amortization expense
2021	$262,670
2022	151,973
2023	147,845
2024	102,434
2025	98,613
2026 and after	381,044
Total	$1,144,579

No impairment losses were recognized for the years ended June 30, 2020, 2019 and 2018.